Summary of Significant Accounting Policies Revised Condensed Consolidated Statements of Operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Finance charges									$ 1,597	$ 1,564	$ 1,637
Finance receivables held for sale originated as held for investment									60	61	0
Interest income	$ 430	$ 422	$ 406	$ 399	$ 403	$ 431	$ 389	$ 402	1,657	1,625	1,637
Interest expense	167	171	171	158	157	172	172	182	667	683	843
Net interest income									990	942	794
Provision for finance receivable losses	109	78	73	79	87	85	80	100	339	352	371
Net interest income after provision for finance receivable losses									651	590	423
Insurance									158	166	148
Investment									49	39	34
Net loss on repurchases and repayments of debt									0	(66)	(42)
Net gain on fair value adjustments on debt									0	1	0
Net gain on sales of real estate loans and related trust assets									0	626	0
Other									36	(21)	21
Total other revenues	81	49	59	54	(38)	602	90	91	243	745	161
Salaries and benefits									364	321	447
Other operating expenses									299	261	197
Insurance policy benefits and claims									72	75	65
Total other expenses	198	182	186	169	172	182	152	151	735	657	709
Income (loss) before provision for (benefit from) income taxes	37	40	35	47	(51)	594	75	60	159	678	(125)
Provision for (benefit from) income taxes	4	5	0	9	(17)	198	29	23	18	233	(49)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									141	445	(76)
Net income attributable to non-controlling interests	29	32	33	33	22	26	0	0	127	48	0
Net Income (Loss) Available to Common Stockholders, Basic	$ 4	$ 3	$ 2	$ 5	$ (56)	$ 370	$ 46	$ 37	14	397	(76)
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Finance charges									1,604	1,574	1,648
Finance receivables held for sale originated as held for investment									61	60	0
Interest income									1,665	1,634	1,648
Interest expense									667	683	843
Net interest income									998	951	805
Provision for finance receivable losses									361	368	394
Net interest income after provision for finance receivable losses									637	583	411
Insurance									158	166	148
Investment									49	39	34
Net loss on repurchases and repayments of debt									0	(66)	(42)
Net gain on fair value adjustments on debt									0	1	0
Net gain on sales of real estate loans and related trust assets									0	702	0
Other									35	(13)	22
Total other revenues									242	829	162
Salaries and benefits									364	321	447
Other operating expenses									299	261	197
Insurance policy benefits and claims									72	75	65
Total other expenses									735	657	709
Income (loss) before provision for (benefit from) income taxes									144	755	(136)
Provision for (benefit from) income taxes									15	263	(53)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									129	492	(83)
Net income attributable to non-controlling interests									120	44	0
Net Income (Loss) Available to Common Stockholders, Basic									$ 9	$ 448	$ (83)